UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: december 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		SPF Beheer BV.
Address:	Arthur van Schendelstraat 850
		PO BOX: 2030
		3500 GA  UTRECHT

13F File Number:28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Marcel Andringa

Title:
Managing Director
Investment Management

Phone:
0031-30-2329231

Signature, 		Marcel Andringa
Place,     		Utrecht
and Date of Signing:	February 15, 2011


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	$1.530.817



List of Other Included Managers:





No.  13F File Number
Name








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
	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


ACCENTURE PLC                  COM              B4BNMY3      46694   962961 SH       SOLE    NONE           962961
AIR PRODUCTS & CHEMI           COM              009158106    64789   712361 SH       SOLE    NONE           712361
ALBEMARLE CORP                 COM              012653101    13675   244550 SH       SOLE    NONE           244550
AMPHENOL CORP                  COM              032095101    44348   840000 SH       SOLE    NONE           840000
ANALOG DEVICES INC             COM              032654105    51285  1361416 SH       SOLE    NONE          1361416
AUTOZONE INC                   COM              053332102    64085   235095 SH       SOLE    NONE           235095
BECTON DICKINSON & C           COM              075887109    50090   592645 SH       SOLE    NONE           592645
CHEVRON CORP                   COM              166764100    49291   540173 SH       SOLE    NONE           540173
COACH INC                      COM              189754104    84145  1517226 SH       SOLE    NONE          1517226
COCA-COLA CO/THE               COM              191216100    21082   320539 SH       SOLE    NONE           320539
COLGATE-PALMOLIVE CO           COM              194162103    47920   596246 SH       SOLE    NONE           596246
DOLLAR TREE INC                COM              256746108    59031  1052623 SH       SOLE    NONE          1052623
ECOLAB INC                     COM              278865100    47282   937766 SH       SOLE    NONE           937766
FEDEX CORP                     COM              31428X106    41374   444834 SH       SOLE    NONE           444834
FLIR SYSTEMS INC               COM              302445101    44105  1482509 SH       SOLE    NONE          1482509
FLOWSERVE CORP                 COM              34354P105    46293   387358 SH       SOLE    NONE           387358
HUDSON CITY BANCORP            COM              443683107    37283  2926456 SH       SOLE    NONE          2926456
IBM                            COM              459200101    46544   317141 SH       SOLE    NONE           317141
KELLOGG CO                     COM              487836108    38721   758042 SH       SOLE    NONE           758042
MEDTRONIC INC                  COM              585055106    21099   568858 SH       SOLE    NONE           568858
METLIFE INC                    COM              59156R108    44875  1009780 SH       SOLE    NONE          1009780
MICROSOFT CORP                 COM              594918104    58298  2088053 SH       SOLE    NONE          2088053
NIKE INC                       CL B             654106103    63680   745495 SH       SOLE    NONE           745495
PEPSICO INC                    COM              713448108    40046   608506 SH       SOLE    NONE           608506
PETSMART INC                   COM              716768106    51942  1304417 SH       SOLE    NONE          1304417
STATE STREET CORP              COM              857477103    43906   947465 SH       SOLE    NONE           947465
SYSCO CORP                     COM              871829107    41389  1407790 SH       SOLE    NONE          1407790
THERMO FISHER SCIENT           COM              883556102    44952   811992 SH       SOLE    NONE           811992
TJX COS INC                    COM              872540109    41831   942348 SH       SOLE    NONE           942348
TRANSOCEAN INC                 COM              004826551    34400   494894 SH       SOLE    NONE           494894
VF CORP                        COM              918204108    43790   508119 SH       SOLE    NONE           508119
WAL-MART STORES INC            COM              931142103    50210   925822 SH       SOLE    NONE           925822
YUM! BRANDS INC                COM              988498101    52362  1067531 SH       SOLE    NONE          1067531
